Loans and Allowance for Loan Losses - Summary of Aging Recorded Investment Past-due Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	$ 3,527	$ 3,023	$ 3,920
Loans Not Past Due	1,258,401	1,246,051	1,106,526
Total Loans	1,261,928	1,249,074	1,110,446
Non-Accrual Loans	2,001	155	3,577
30-59 Days
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	2,941	1,175	343
60-89 Days
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		1,764
90 Days Or More
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	586	84	3,577
Real Estate | Construction and Land Development
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Not Past Due	101,240	91,908	89,409
Total Loans	101,240	91,908	89,409
Real Estate | Commercial Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Not Past Due	500,051	496,039	501,798
Total Loans	500,051	496,039	501,798
Real Estate | Single-family Residential Mortgages
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	790	1,513
Loans Not Past Due	266,801	247,427	156,428
Total Loans	267,591	248,940	156,428
Real Estate | Single Family Residential Mortgages Loans Held For Sale
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	696	697
Loans Not Past Due	182,695	125,150	44,345
Total Loans	183,391	125,847	44,345
Real Estate | 30-59 Days | Single-family Residential Mortgages
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	790	1,175
Real Estate | 30-59 Days | Single Family Residential Mortgages Loans Held For Sale
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	696	697
Real Estate | 60-89 Days | Single-family Residential Mortgages
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		338
Commercial | Other
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	689		343
Loans Not Past Due	277,704	280,766	203,500
Total Loans	278,393	280,766	203,843
Commercial | SBA
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	2,048	1,510	3,577
Loans Not Past Due	112,605	129,911	155,391
Total Loans	114,653	131,421	158,968
Non-Accrual Loans	2,001	155	3,577
Commercial | 30-59 Days | Other
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	689		343
Commercial | 30-59 Days | SBA
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,462
Commercial | 60-89 Days | SBA
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		1,426
Commercial | 90 Days Or More | SBA
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	$ 586	$ 84	$ 3,577